UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported)

January 29, 2021

Avant Loans Funding Trust 2017-A1

(Exact name of securitizer as specified in its charter)

025-03315	0001703789
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Roxy Bargoz, 312-763-7587

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1

Avant Loans Funding Trust 2017-A, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including: Avant, LLC, Avant PB SPV, LLC, Avant Warehouse Trust I, Avant Depositor II, LLC and Avant Loans Funding Grantor Trust 2017-A.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03.	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Avant Loans Funding Trust 2017-A has no asset-backed securities Outstanding. The date of the last payment on the last asset-backed security Outstanding that was issued by Avant Loans Funding Trust 2017-A was October 15, 2020.

Pursuant to Rule 15Ga-1(c)(3), Avant Loans Funding Trust 2017-A hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodically the disclosures required by Rule 15Ga-1(a) is terminated with respect to Avant Loans Funding Trust 2017-A, Avant, LLC, Avant PB SPV, LLC, Avant Warehouse Trust I, Avant Depositor II, LLC and Avant Loans Funding Grantor Trust 2017-A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Avant Loans Funding Trust 2017-A (Securitizer)

By: Avant, LLC, as Administrator

By:	/s/ Roxy Bargoz
Name: Roxy Bargoz
Title: General Counsel and Corporate Secretary

Date: January 29, 2021